Principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Principal subsidiaries details
Principal subsidiaries for the Group are set out below. This includes those subsidiaries that are most significant in the context of the Group’s business, results or financial position.

	Principal place of business or incorporation		Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
Company name		Nature of business	%	%	%
Barclays Bank PLC	United Kingdom	Banking, holding company	100	2	—
Barclays Bank UK PLC	United Kingdom	Banking, holding company	100	—	—
Barclays Bank Ireland PLC	Ireland	Banking	100	—	—
Barclays Execution Services Limited	United Kingdom	Service company	100	—	—
Barclays Capital Inc.	United States	Securities dealing	100	—	—
Barclays Capital Securities Limited	United Kingdom	Securities dealing	100	—	—
Barclays Securities Japan Limited	Japan	Securities dealing	100	—	—
Barclays US LLC	United States	Holding company	100	—	—
Barclays Bank Delaware	United States	Credit card issuer	100	—	—

Entities excluded from consolidation	However, the entity set out below is excluded from consolidation because the Group does not have exposure to its variable returns.

		Percentage of voting rights held	Equity shareholders' funds	Retained profit for the year
Company name	Country of registration or incorporation	%	£m	£m
Palomino Limited	Cayman Islands	100	—	—